CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Revenues		$ 97,035	$ 99,140	$ 99,611
Cost of sales		(55,586)	(57,250)	(56,127)
Gross profit		41,449	41,890	43,484
Other operating income		102	100	239
Research and development expenses		(5,369)	(5,657)	(5,040)
Selling, general and administrative expenses		(29,477)	(32,246)	(30,366)
Impairment charges and inventory provisioning		(26,932)	(41,755)	(48,165)
Operating loss		(20,227)	(37,668)	(39,848)
Financial income		2,124	3,198	3,147
Financial expenses		(5,080)	(5,405)	(5,439)
Net financing expense		(2,956)	(2,207)	(2,292)
Loss before tax		(23,183)	(39,875)	(42,140)
Total income tax credit	[1]	525	1,214	3,557
Loss for the year on continuing operations		(22,658)	(38,661)	(38,583)
Profit/(Loss) for the year on discontinued operations		568	(1,609)	(62,042)
Loss for the year (all attributable to owners of the parent)		(22,090)	(40,270)	(100,625)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year on discontinued operations		$ 568	$ (1,609)	$ (62,042)
Basic (loss)/earnings per ADS (US Dollars) - continuing operations		$ (0.27)	$ (0.45)	$ (0.42)
Diluted (loss)/earnings per ADS (US Dollars) - continuing operations		(0.27)	(0.45)	(0.42)
Basic (loss)/earnings per ADS (US Dollars) - group		(0.26)	(0.47)	(1.10)
Diluted (loss)/earnings per ADS (US Dollars) - group		(0.26)	(0.47)	(1.10)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ADS (US Dollars) - continuing operations		(1.08)	(1.79)	(1.68)
Diluted (loss)/earnings per ADS (US Dollars) - continuing operations		(1.08)	(1.79)	(1.68)
Basic (loss)/earnings per ADS (US Dollars) - group		(1.06)	(1.86)	(4.38)
Diluted (loss)/earnings per ADS (US Dollars) - group		$ (1.06)	$ (1.86)	$ (4.38)

[1]	In 2018, there was a deferred tax charge of US$369,000 (2017: credit of US$170,000; 2016: credit of US$1,804,000) recognised in respect of Ireland and a deferred tax credit of US$775,000 (2017: credit of US$1,501,000; 2016: credit of US$1,464,000) recognised in respect of overseas tax jurisdictions.